Fair Value Measurements (Details) - Schedule of price adjustment shares, and the restricted sponsor shares $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	$ 124,116
Change in fair value of restricted sponsor shares and price adjustment shares	(63,718)
Balance	60,398
Restricted sponsor shares [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	44,712
Change in fair value of restricted sponsor shares and price adjustment shares	(22,112)
Balance	22,600
Price adjustment [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	79,404
Change in fair value of restricted sponsor shares and price adjustment shares	(41,606)
Balance	$ 37,798